COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
23.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has commitments to purchase property and equipment and hosting services of $362,592 and $99,050, committed licensing fee payable for the licensing of game titles of $13,671 and $13,677 and commitments to invest in certain companies of $183,562 and $125,733 as of December 31, 2021 and 2022, respectively.

Minimum guarantee commitments

The Company has commitments to pay minimum guarantee of royalty fee to game developers for certain online games it licensed from those game developers. As of December 31, 2021 and 2022, the minimum guarantee commitments amounted to $62,300 and $45,257, respectively, for its launched games as well as licensed but yet to be launched games.

Others

The Company has commitments to extend credit to customers on demand and interest receivables on non-performing assets which is not accrued. As of December 31, 2021, the undrawn credit facilities and interest receivables on non-performing assets amounted to $4,212 and $5,042, respectively. As of December 31, 2022, the undrawn credit facilities and interest receivables on non-performing assets amounted to $233 and $10,947, respectively.